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Justin W. Chairman                                  Morgan, Lewis & Bockius LLP
215-963-5061
jchairman@morganlewis.com


June 23, 2005

VIA EDGAR AND OVERNIGHT COURIER

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549
Attn: Mark P. Shuman, Esquire
Branch Chief-Legal, Division of Corporation Finance

Re:   Universal Display Corporation
      Registration Statement on Form S-3 -- File No. 333-120737
      ---------------------------------------------------------

Dear Mr. Shuman:

This letter is being submitted in response to the comments given by the staff of the Division of Corporation Finance of the Securities and Exchange Commission (the "Commission") as set forth in your letter to Steven V. Abramson, President and Chief Operating Officer of Universal Display Corporation (the "Company"), dated May 19, 2005, with respect to the above-referenced registration statement (the "Registration Statement"), as well as to the Company's Registration Statement on Form S-3 (File No. 333-124306). We have been authorized by the Company to provide the responses contained in this letter on behalf of the Company.

Where indicated below, requested changes have been included in Amendment No. 3 to the Registration Statement ("Amendment No. 3"), which is being filed contemporaneously with this response.

Please note that the shares belonging to several of the selling shareholders listed in the original Registration Statement are not longer listed in Amendment No. 3. Such shares were issuable upon the exercise of warrants that have expired without being exercised.

For your convenience, we set forth each comment in italicized typeface and include each response below the relevant comment.

GENERAL

1. Please include disclosure in both Forms S-3 regarding the other pending offering. To put the cover page references to the secondary distribution in each prospectus in an appropriate context, this information about the concurrent secondary offering under the other filing should be included.

      A section entitled "Concurrent Offering," which contains information regarding the other pending offering, has been added to the prospectus.

WHERE YOU CAN FIND MORE INFORMATION

2. We note that you filed your form 10-Q for the quarter ended March 31, 2005 after filing registration statement number 333-124306 and that you have additionally filed two Forms 8-K since filing the last amendment to registration statement number 333-120737. Please revise your filings to update this section accordingly and ensure that any future filings that are required to be incorporated by reference are properly reflected prior to effectiveness. See Interp. H.69 of the July 1997 CF Manual of Publicly Available Telephone Interpretations.

      In accordance with the Staff's comment, Amendment No. 3 incorporates by reference the Company's Quarterly Report on Form 10-Q and two Current Reports on Form8-K referenced by the Staff. In addition, the Company has included in Amendment No. 3 the language referenced in Interp. H.69 regarding the incorporation by reference of additional filings the Company makes under Sections 13(a), 13(c), 14 or 15(d) of the Securities Exchange Act of 1934, as amended, made between the date of the initial registration and prior to the effectiveness of the registration statement. In accordance with Interp. H.69, following effectiveness the Company will file, pursuant to Rule 424(b) under the Securities Act of 1933, as amended, a prospectus identifying any such filings and removing the statement referenced above.



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Securities and Exchange Commission
June 22, 2005
Page 2


PENDING REVIEW OF CONFIDENTIAL TREATMENT REQUESTS

3. We note that there are currently two pending confidential treatment requests regarding Company documents. Please be advised that your registration statements will not be declared effective until all issues on such confidential treatment requests have been resolved. Additionally, please ensure that registration statement number 333-124306 is updated to include the revised version of Exhibit 10.6.

      The Company notes the Staff's comment. The referenced registration statement has been updated as per the Staff's request.


Please do not hesitate to contact the undersigned at 215-963-5061 if you should have any questions or comments with regard to these responses.

Very truly yours,

/s/ Justin W. Chairman

Justin W. Chairman

cc:    Sara Kalin, Esquire
       Mr. Steven V. Abramson
       Scott C. Bovino, Esquire